Cash Flow Information - Reconciliation of Net Cash Flow to Movement in Net Debt (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₺ (57,031,756)	₺ (50,038,765)
Cash inflows	(31,346,201)	(22,946,242)
Cash outflows	31,355,883	27,249,656
Acquisition through business combination		(249,512)
Other non-cash movements	(21,038,925)	(29,416,680)
Inflation adjustment	26,088,141	18,369,787
Ending balance	(51,972,858)	(57,031,756)
Liabilities arising from financing activities, liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(60,415,291)	(48,254,190)
Cash inflows	(34,964,224)	(26,574,150)
Cash outflows	34,551,032	30,701,779
Acquisition through business combination		(249,512)
Other non-cash movements	(19,499,443)	(34,347,325)
Inflation adjustment	26,473,576	18,308,107
Ending balance	(53,854,350)	(60,415,291)
Debt securities issued
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(22,025,979)	(16,458,220)
Cash inflows	(2,714,215)	(386,103)
Cash outflows	3,331,412	1,297,867
Other non-cash movements	(7,298,371)	(13,059,824)
Inflation adjustment	9,569,233	6,580,301
Ending balance	(19,137,920)	(22,025,979)
Loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(33,615,858)	(27,104,130)
Cash inflows	(32,250,009)	(26,188,047)
Cash outflows	28,603,546	26,090,463
Acquisition through business combination		(249,512)
Other non-cash movements	(9,410,822)	(16,352,579)
Inflation adjustment	15,011,944	10,187,947
Ending balance	(31,661,199)	(33,615,858)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(4,773,454)	(4,691,840)
Cash outflows	2,616,074	3,313,449
Other non-cash movements	(2,790,250)	(4,934,922)
Inflation adjustment	1,892,399	1,539,859
Ending balance	(3,055,231)	(4,773,454)
Derivative Assets, net
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,383,535	(1,784,575)
Cash inflows	3,618,023	3,627,908
Cash outflows	(3,195,149)	(3,452,123)
Other non-cash movements	(1,539,482)	4,930,645
Inflation adjustment	(385,435)	61,680
Ending balance	₺ 1,881,492	₺ 3,383,535